GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Intangible Asset Excluding Goodwill [Line Items]
Accumulated amortization	$ (1,706)	$ (1,475)
Gross other intangible assets	3,377	2,946
Other intangible assets, net	1,671	1,471
Indefinite-lived intangible assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets, indefinite-lived intangible assets	169	173
Developed technology, including patents
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets, developed technology including patents	2,713	2,309
Accumulated amortization	(1,374)	(1,190)
Other intangible assets, net	1,339	1,119
Other amortized intangible assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets, developed technology including patents	495	464
Accumulated amortization	(332)	(285)
Other intangible assets, net	$ 163	$ 179